UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-10041

JNL Investors Series Trust
(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan			48951
(Address of principal executive offices)			(Zip code)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606
(Mailing Address)

Steven J. Fredricks Jackson National Asset Management, LLC 225 West Wacker Drive, Suite 1200 Chicago, Illinois 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(312) 338-5800

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2016 – June 30, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Report to Shareholders.

SEMI-Annual report (UNAUDITED)

June 30, 2016

• JNL® Investors Series Trust

JNL Investors Series Trust (Unaudited)

Schedules of Investments

June 30, 2016

	Shares/Par†	Value
JNL/PPM America Low Duration Bond Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 32.1%
AEP Texas Central Transition Funding III LLC, 0.88%, 12/01/17	$283,497	$283,082
American Express Credit Account Master Trust
1.49%, 09/15/17	1,000,000	1,007,705
0.99%, 10/16/17 (a)	450,000	449,413
1.43%, 11/15/17	2,000,000	2,013,406
0.94%, 05/15/19 (a)	361,000	358,222
American Express Issuance Trust II, 0.89%, 03/15/18 (a)	2,555,000	2,542,490
AmeriCredit Automobile Receivables Trust
0.90%, 09/08/16	204,138	204,125
1.69%, 09/08/16	932,061	932,482
0.96%, 04/09/18	5,415	5,415
1.19%, 05/08/18	191,951	191,916
1.58%, 09/10/18	179,382	179,443
1.66%, 09/10/18	960,000	961,008
1.79%, 03/08/19	2,210,000	2,211,720
1.26%, 04/08/19	609,731	609,953
1.52%, 06/10/19	2,000,000	2,003,308
2.38%, 06/10/19	219,000	220,333
1.60%, 07/08/19	720,000	721,210
Ascentium Equipment Receivables LLC
1.15%, 07/10/17 (b)	62,667	62,660
1.57%, 12/11/17 (b)	3,750,000	3,749,725
2.46%, 11/13/18 (b)	320,000	320,294
2.26%, 06/10/21 (b)	283,000	283,931
Ascentium Equipment Receivables Trust REMIC
1.75%, 11/13/18 (b)	747,000	748,291
1.92%, 12/10/19 (b)	357,000	357,789
Aventura Mall Trust REMIC, 3.87%, 12/05/20 (a) (b)	2,337,000	2,526,635
Banc of America Commercial Mortgage Trust REMIC, 5.49%, 10/10/17	2,528,085	2,602,049
Bank of the West Auto Trust
0.87%, 04/16/18 (b)	2,379,530	2,378,463
1.31%, 10/15/19 (b)	478,000	477,842
Bear Stearns Commercial Mortgage Securities Trust REMIC
5.74%, 09/11/17 (a)	551,077	573,783
5.20%, 12/11/38	1,694,054	1,703,992
5.69%, 06/11/50 (a)	2,575,400	2,661,402
California Republic Auto Receivables Trust
3.00%, 10/15/16 (b)	750,000	753,846
1.62%, 05/15/18	3,000,000	3,010,585
1.57%, 08/15/18	3,000,000	3,008,572
1.79%, 10/15/18	1,458,000	1,466,805
1.89%, 10/15/18	3,000,000	3,023,953
Capital One Multi-Asset Execution Trust, 0.90%, 04/15/19 (a)	3,160,000	3,165,454
CarMax Auto Owner Trust
2.08%, 03/15/18	585,000	585,162
0.97%, 04/16/18	738,685	738,915
1.91%, 03/15/19	705,000	708,845
1.16%, 06/17/19	1,629,868	1,631,746
1.52%, 10/15/19	2,382,000	2,395,803
CenterPoint Energy Transition Bond Co. III LLC, 4.19%, 02/01/17	132,419	132,779
CenterPoint Energy Transition Bond Co. IV LLC, 0.90%, 04/15/17	2,602,456	2,601,662
Chase Issuance Trust
0.69%, 02/15/17 (a)	5,952,000	5,936,471
0.90%, 02/15/17 (a)	5,263,000	5,249,546
Chrysler Capital Auto Receivables Trust
1.91%, 08/15/18 (b)	2,169,000	2,179,349
0.83%, 09/17/18 (b)	703,398	703,150
1.22%, 07/15/19 (b)	3,600,000	3,604,792
CIT Equipment Collateral, 1.50%, 03/20/18	1,000,000	1,000,668
Citibank Credit Card Issuance Trust, 5.65%, 09/20/17	2,100,000	2,220,117
Citigroup Commercial Mortgage Trust REMIC
1.39%, 06/10/19	3,086,051	3,097,873
3.55%, 11/10/23	1,000,000	1,075,139
5.43%, 10/15/49	2,807,475	2,812,866
Citigroup/Deutsche Bank Commercial Mortgage Trust REMIC, 5.65%, 10/15/48	3,000,000	3,022,263
CNH Equipment Trust
1.01%, 02/15/17	4,750,000	4,748,373
1.50%, 05/15/20	325,000	326,556
REMIC, 0.91%, 12/17/18 (a)	2,200,456	2,201,580
COMM Mortgage Trust REMIC
0.72%, 09/10/17	423,995	423,136
1.30%, 09/10/18	3,542,971	3,551,410
Commercial Mortgage Trust REMIC
1.49%, 08/10/19	523,777	526,606
3.45%, 05/15/23	1,165,000	1,251,435
3.53%, 07/10/23	517,000	552,551
3.65%, 11/10/23	1,849,000	1,970,494
Credit Suisse First Boston Mortgage Securities Corp. REMIC, 5.57%, 05/15/36 (a) (b)	114,498	116,414
Dell Equipment Finance Trust
1.35%, 12/22/17 (a) (b)	3,000,000	3,000,668
1.30%, 03/23/20 (b)	2,842,000	2,841,717
1.81%, 03/23/20 (b)	581,000	581,606
1.36%, 06/22/20 (b)	96,070	96,003
2.75%, 09/22/20 (b)	224,000	225,850
Ford Credit Auto Owner Trust
1.11%, 05/15/17	500,000	497,694
1.32%, 05/15/17	440,000	439,638
1.72%, 04/15/18	1,000,000	1,004,791
1.95%, 04/15/18	1,549,000	1,563,037
1.54%, 03/15/19	2,500,000	2,506,252
1.71%, 05/15/19	415,000	416,522
1.90%, 09/15/19	185,000	186,208
1.97%, 04/15/20	553,000	559,398
2.03%, 08/15/20	480,000	486,777
2.20%, 11/15/20	3,000,000	3,029,362
Ford Credit Floorplan Master Owner Trust
1.20%, 02/15/17	3,111,000	3,118,955
1.40%, 02/15/17	2,810,000	2,801,908
1.65%, 08/15/17	2,000,000	1,995,023
1.42%, 01/15/18	2,879,000	2,884,497
FREMF Mortgage Trust REMIC
3.42%, 11/25/16 (a) (b)	300,000	300,488
3.42%, 11/25/16 (a) (b)	229,000	229,687
GM Financial Automobile Leasing Trust, 1.62%, 09/20/19	2,164,000	2,180,423
GMF Floorplan Owner Revolving Trust, 0.94%, 05/15/18 (a) (b)	3,000,000	2,997,760
Golden Credit Card Trust, 0.86%, 07/17/17 (a) (b)	3,000,000	2,996,217
GreatAmerica Leasing Receivables Funding LLC
1.16%, 12/15/16 (b)	709,361	708,703
0.89%, 01/15/17 (b)	2,007,599	2,006,445
1.57%, 11/20/17 (b)	2,600,000	2,607,141
1.47%, 01/15/18 (b)	545,000	544,385
1.54%, 07/20/18 (b)	6,180,000	6,193,548
2.02%, 06/21/21 (b)	620,000	626,234
Greenwich Capital Commercial Funding Corp. REMIC, 5.44%, 01/10/17	586,473	591,865

See accompanying Notes to Financial Statements.

	Shares/Par†	Value
GS Mortgage Securities Trust REMIC, 4.75%, 01/10/21 (b)	1,393,090	1,539,463
Harley-Davidson Motorcycle Trust, 1.41%, 06/15/20	4,743,000	4,765,617
Huntington Auto Trust, 1.24%, 09/16/19	1,200,000	1,201,990
Hyundai Auto Receivables Trust
1.42%, 12/15/16	975,000	975,602
1.13%, 04/15/17	590,000	589,350
1.35%, 04/15/17	300,000	300,554
1.39%, 03/15/18	289,057	289,125
0.90%, 12/17/18	1,874,554	1,874,174
2.02%, 08/15/19	560,000	564,344
2.10%, 11/15/19	254,000	255,968
2.01%, 06/15/21	1,180,000	1,185,283
JPMBB Commercial Mortgage Securities Trust REMIC, 3.71%, 09/15/23	1,100,000	1,195,520
JPMorgan Chase Commercial Mortgage Securities Trust REMIC, 3.46%, 04/15/24	3,430,000	3,688,408
JPMorgan Mortgage Trust REMIC
3.00%, 04/25/22 (a) (b)	2,244,112	2,283,684
3.50%, 08/25/22 (a) (b)	2,617,657	2,673,353
3.00%, 10/25/26 (a) (b)	1,912,755	1,973,277
Kubota Credit Owner Trust REMIC
0.94%, 12/15/17 (b)	244,881	244,785
1.54%, 03/15/19 (b)	7,000,000	7,035,263
Mercedes-Benz Master Owner Trust, 1.02%, 05/15/18 (a) (b)	2,596,000	2,599,879
Merrill Lynch Mortgage Investors Trust REMIC, 1.07%, 10/25/28 (a)	1,620,462	1,539,768
Merrill Lynch Mortgage Trust REMIC, 6.02%, 06/12/17 (a)	504,000	515,192
MMCA Auto Owner Trust, 1.21%, 12/16/19 (b)	4,370,205	4,368,814
Morgan Stanley Bank of America Merrill Lynch Trust REMIC, 3.65%, 12/15/23	360,000	388,327
Morgan Stanley Capital I Trust REMIC
6.10%, 07/11/17 (a)	1,783,787	1,850,754
5.33%, 11/12/41	852,219	853,073
5.82%, 06/11/42 (a)	3,851,174	3,979,882
4.98%, 06/12/47 (a)	8,174	8,171
Nissan Auto Receivables Owner Trust, 1.32%, 01/15/21	2,167,000	2,182,413
Sierra Receivables Funding Co. LLC
2.84%, 05/20/19 (b)	1,904,505	1,909,458
2.38%, 03/20/29 (b)	682,313	682,853
Sierra Timeshare Receivables Funding LLC
3.37%, 02/20/21 (b)	1,403,260	1,421,490
2.20%, 05/20/21 (b)	591,917	592,113
2.28%, 11/20/25 (b)	1,767,217	1,772,124
2.05%, 06/20/31 (b)	522,241	521,187
2.30%, 10/20/31 (b)	268,262	269,079
Springleaf Mortgage Loan Trust REMIC, 1.87%, 09/25/57 (a) (b)	1,347,306	1,348,455
SunTrust Auto Receivables Trust, 1.42%, 04/16/18 (b)	4,000,000	4,009,424
Toyota Auto Receivables Owner Trust
1.30%, 04/15/19	1,808,000	1,816,270
1.44%, 04/15/20	1,417,000	1,424,623
UBS-Barclays Commercial Mortgage Trust REMIC, 2.69%, 11/10/22	1,000,000	1,028,337
USAA Auto Owner Trust, 1.34%, 08/17/20	1,000,000	1,000,524
Volvo Financial Equipment LLC
0.95%, 11/15/17 (b)	491,849	491,596
0.82%, 04/16/18 (b)	1,414,967	1,412,360
1.44%, 10/15/18 (b)	1,950,000	1,954,536
1.51%, 06/17/19 (b)	3,275,000	3,279,787
Wells Fargo Mortgage-Backed Securities Trust REMIC
2.85%, 12/25/34 (a)	517,979	506,473
2.88%, 06/25/35 (a)	493,696	499,080
WFRBS Commercial Mortgage Trust REMIC, 2.65%, 02/15/23	748,000	775,485
World Omni Auto Receivables Trust, 0.84%, 07/15/19 (a)	924,437	923,880
World Omni Automobile Lease Securitization Trust
1.54%, 02/15/18	3,500,000	3,521,622
1.65%, 04/15/20	2,500,000	2,501,187
Total Non-U.S. Government Agency Asset- Backed Securities (cost $238,075,083)		237,939,781

CORPORATE BONDS AND NOTES - 53.3%
CONSUMER DISCRETIONARY - 2.0%
Charter Communications Operating LLC, 3.58%, 07/23/20 (b)	2,000,000	2,091,074
Dollar General Corp., 1.88%, 04/15/18	568,000	574,056
Mattel Inc., 2.50%, 11/01/16	1,000,000	1,005,431
Newell Rubbermaid Inc., 3.15%, 04/01/21 (c)	5,000,000	5,209,455
Time Warner Cable Inc., 6.75%, 07/01/18 (d)	5,000,000	5,485,250
		14,365,266
CONSUMER STAPLES - 3.0%
Altria Group Inc., 2.63%, 01/14/20	5,000,000	5,198,140
Bunge Ltd. Finance Corp., 3.20%, 06/15/17	3,000,000	3,042,000
CVS Health Corp.
2.80%, 07/20/20	1,500,000	1,561,316
2.13%, 06/01/21	3,000,000	3,035,448
HJ Heinz Co., 2.80%, 07/02/20 (b)	4,000,000	4,154,136
Kroger Co., 1.16%, 10/17/16 (a)	3,000,000	3,002,091
WM Wrigley Jr. Co.
1.40%, 10/21/16 (b)	1,909,000	1,911,907
2.00%, 10/20/17 (b)	468,000	472,981
		22,378,019
ENERGY - 2.3%
Chevron Corp., 1.56%, 05/16/19	3,500,000	3,540,299
Chevron Phillips Chemical Co. LLC, 1.70%, 05/01/18 (b)	3,000,000	2,993,106
Enbridge Energy Partners LP, 5.88%, 12/15/16 (d)	2,000,000	2,043,404
Energy Transfer Partners LP, 4.15%, 10/01/20	2,000,000	2,030,082
Enterprise Products Operating LLC, 1.65%, 05/07/18	3,500,000	3,508,309
Exxon Mobil Corp., 1.71%, 03/01/19	2,000,000	2,032,494
Shell International Finance BV, 1.25%, 11/10/17	1,000,000	1,002,753
		17,150,447
FINANCIALS - 33.9%
ABN AMRO Bank NV, 4.25%, 02/02/17 (b)	2,550,000	2,594,192
AerCap Ireland Capital Ltd.
2.75%, 05/15/17 (d)	3,698,000	3,717,965
3.95%, 02/01/22 (d)	1,517,000	1,517,000
Ally Financial Inc.
2.75%, 01/30/17	1,000,000	1,007,500
5.50%, 02/15/17	1,500,000	1,522,500
3.25%, 11/05/18	2,000,000	1,997,500
3.50%, 01/27/19	1,500,000	1,490,625
Anheuser-Busch InBev Finance Inc.
1.90%, 02/01/19 (d)	1,250,000	1,271,195
2.65%, 02/01/21	7,000,000	7,253,813
Bank of America Corp.
6.50%, 08/01/16	1,500,000	1,506,633

See accompanying Notes to Financial Statements.

	Shares/Par†	Value
5.42%, 03/15/17	1,500,000	1,542,144
6.00%, 09/01/17 (d)	5,000,000	5,256,535
2.65%, 04/01/19	1,000,000	1,025,330
2.63%, 04/19/21 (d)	1,500,000	1,522,914
Bank of America NA
5.30%, 03/15/17	1,500,000	1,540,055
1.75%, 06/05/18	527,000	530,515
Barclays Bank Plc, 2.50%, 02/20/19	2,000,000	1,994,690
Barclays Plc, 3.25%, 01/12/21	2,000,000	1,992,994
BMW US Capital LLC
1.50%, 04/11/19 (b)	3,000,000	3,014,910
2.00%, 04/11/21 (b) (d)	2,853,000	2,890,314
Boston Properties LP, 5.88%, 10/15/19	1,075,000	1,208,569
Brandywine Operating Partnership LP
5.70%, 05/01/17	850,000	877,964
4.95%, 04/15/18	575,000	603,374
Caisse Centrale Desjardins, 1.55%, 09/12/17 (b)	3,000,000	3,006,102
Camden Property Trust, 5.70%, 05/15/17 (c)	2,615,000	2,704,901
Capital One Bank USA NA
2.25%, 02/13/19	4,500,000	4,557,528
2.40%, 09/05/19 (e)	3,627,000	3,686,262
Citigroup Inc.
1.80%, 02/05/18	4,525,000	4,544,951
1.32%, 04/27/18 (a)	800,000	799,442
1.70%, 04/27/18 (d)	3,880,000	3,886,220
CNH Capital LLC
6.25%, 11/01/16	2,000,000	2,025,000
3.25%, 02/01/17	2,000,000	2,012,500
Compass Bank, 1.85%, 09/29/17	3,500,000	3,490,921
Corp. Andina de Fomento, 1.50%, 08/08/17	2,250,000	2,258,213
Credit Agricole SA, 3.00%, 10/01/17 (b)	3,900,000	3,971,483
Credit Suisse Group Funding Guernsey Ltd., 3.45%, 04/16/21 (b)	3,000,000	3,026,361
Crown Castle International Corp., 3.40%, 02/15/21	433,000	452,070
Daimler Finance North America LLC
1.11%, 03/02/18 (a) (b) (d)	2,500,000	2,488,123
2.00%, 08/03/18 (b)	3,000,000	3,038,520
Developers Diversified Realty Corp., 7.50%, 04/01/17	755,000	787,057
Diamond 1 Finance Corp.
3.48%, 06/01/19 (b)	1,000,000	1,024,410
4.42%, 06/15/21 (b)	2,000,000	2,055,610
Discover Bank, 2.00%, 02/21/18	6,750,000	6,771,836
Equity Commonwealth
6.25%, 06/15/17	2,327,000	2,373,042
6.65%, 01/15/18	985,000	1,028,409
Equity Commonwealth REIT, 5.88%, 09/15/20	2,000,000	2,220,910
Equity One Inc., 3.75%, 11/15/22	700,000	711,807
Fifth Third Bank, 2.38%, 04/25/19	2,000,000	2,050,692
First Horizon National Corp., 3.50%, 12/15/20	4,000,000	4,037,016
First Industrial LP, 7.50%, 12/01/17	2,000,000	2,137,418
Ford Motor Credit Co. LLC
5.00%, 05/15/18	5,000,000	5,297,670
2.55%, 10/05/18	2,000,000	2,036,970
3.34%, 03/18/21	2,000,000	2,076,536
General Motors Financial Co. Inc.
4.75%, 08/15/17	3,000,000	3,095,538
2.40%, 04/10/18	1,000,000	1,007,856
2.40%, 05/09/19	1,500,000	1,501,797
4.20%, 03/01/21	3,279,000	3,430,673
Goldman Sachs Group Inc.
5.38% (callable at 100 beginning 05/10/20) (f)	3,675,000	3,634,281
2.38%, 01/22/18	2,500,000	2,534,200
6.15%, 04/01/18	3,090,000	3,330,862
2.00%, 04/25/19 (d)	636,000	642,722
Guardian Life Global Funding, 2.00%, 04/26/21 (b)	2,273,000	2,303,160
HBOS Plc, 6.75%, 05/21/18 (b)	3,000,000	3,217,809
HCP Inc., 6.30%, 09/15/16	1,500,000	1,513,683
Healthcare Realty Trust Inc., 5.75%, 01/15/21	1,000,000	1,122,269
Highwoods Realty LP, 5.85%, 03/15/17	3,035,000	3,120,930
Hospitality Properties Trust
5.63%, 03/15/17	3,352,000	3,435,482
6.70%, 01/15/18	1,978,000	2,071,496
HSBC USA Inc., 2.63%, 09/24/18	3,000,000	3,046,857
Huntington Bancshares Inc.
2.88%, 08/20/20	2,000,000	2,056,958
3.15%, 03/14/21 (d)	1,622,000	1,680,431
Huntington National Bank, 2.20%, 11/06/18	555,000	561,794
International Lease Finance Corp., 5.88%, 04/01/19	1,909,000	2,035,471
Intesa Sanpaolo SpA
2.38%, 01/13/17	4,150,000	4,165,525
3.88%, 01/15/19	1,519,000	1,561,231
JPMorgan Chase & Co.
5.30% (callable at 100 beginning 05/01/20) (f)	3,000,000	2,988,750
1.80%, 01/25/18	2,000,000	2,015,804
2.55%, 10/29/20	3,000,000	3,065,364
Liberty Property LP
5.50%, 12/15/16	3,405,000	3,470,080
6.63%, 10/01/17	3,709,000	3,929,163
Lloyds Bank Plc, 2.40%, 03/17/20 (d)	3,000,000	3,026,154
Mid-America Apartments LP, 6.05%, 09/01/16	800,000	805,237
Mizuho Bank Ltd., 1.70%, 09/25/17 (b)	3,000,000	3,012,576
Morgan Stanley
2.45%, 02/01/19	3,000,000	3,056,325
2.65%, 01/27/20	1,562,000	1,587,885
2.80%, 06/16/20	2,000,000	2,048,156
2.03%, 04/21/21 (a)	3,000,000	3,012,771
New York Life Global Funding, 2.00%, 04/13/21 (b)	1,733,000	1,756,311
Pricoa Global Funding I, 1.90%, 09/21/18 (b)	3,000,000	3,045,192
Prologis International Funding II, 4.88%, 02/15/20 (b)	3,400,000	3,679,443
Reliance Standard Life Global Funding II, 2.15%, 10/15/18 (b)	2,500,000	2,523,345
Santander UK Plc
1.65%, 09/29/17	2,000,000	1,999,612
1.51%, 08/24/18 (a)	840,000	838,212
2.35%, 09/10/19	4,308,000	4,332,284
Toronto-Dominion Bank, 1.75%, 07/23/18 (d)	3,000,000	3,030,717
UBS AG, 1.38%, 06/01/17	3,604,000	3,609,474
UBS Group AG, 3.00%, 04/15/21 (b) (d)	1,852,000	1,889,147
Union Bank NA, 2.63%, 09/26/18	3,000,000	3,065,691
WEA Finance LLC, 2.70%, 09/17/19 (b)	920,000	937,838
Wells Fargo & Co., 2.15%, 01/30/20 (d)	3,000,000	3,051,144
Wells Fargo Bank NA
1.38%, 01/22/18 (a)	3,000,000	3,013,218
1.29%, 05/24/19 (a)	3,000,000	3,002,847
		251,300,976
HEALTH CARE - 3.8%
AbbVie Inc.
1.80%, 05/14/18 (d)	3,523,000	3,547,851
2.50%, 05/14/20	3,500,000	3,582,876
Actavis Funding SCS
1.30%, 06/15/17	3,500,000	3,494,071
2.45%, 06/15/19 (d)	1,000,000	1,015,663
3.00%, 03/12/20 (d)	2,500,000	2,575,960
Mylan Inc., 1.35%, 11/29/16	5,000,000	4,994,500
Mylan NV, 3.15%, 06/15/21 (b)	3,537,000	3,591,838
Perrigo Co. Plc, 1.30%, 11/08/16	2,523,000	2,520,351

See accompanying Notes to Financial Statements.

	Shares/Par†	Value
UnitedHealth Group Inc., 1.08%, 01/17/17 (a)	3,000,000	3,003,801
		28,326,911
INDUSTRIALS - 2.2%
BAE Systems Holdings Inc., 2.85%, 12/15/20 (b)	2,644,000	2,701,954
Cobham Plc, 2.68%, 10/28/17 (g)	2,500,000	2,507,865
Eaton Corp., 1.50%, 11/02/17	3,000,000	3,014,640
Fortive Corp., 1.80%, 06/15/19 (b)	809,000	814,190
International Lease Finance Corp., 6.75%, 09/01/16 (b)	1,000,000	1,005,000
Lockheed Martin Corp., 2.50%, 11/23/20	1,500,000	1,547,413
Penske Truck Leasing Co. LP
3.75%, 05/11/17 (b)	2,500,000	2,547,285
3.38%, 03/15/18 (b)	1,000,000	1,026,527
Union Pacific Corp., 1.80%, 02/01/20	1,304,000	1,325,198
		16,490,072
INFORMATION TECHNOLOGY - 1.7%
Hewlett Packard Enterprise Co.
2.45%, 10/05/17 (b)	3,000,000	3,038,880
3.60%, 10/15/20 (b)	2,000,000	2,087,756
Oracle Corp., 1.90%, 09/15/21	7,000,000	7,027,230
		12,153,866
MATERIALS - 1.3%
Freeport-McMoRan Inc., 2.15%, 03/01/17	2,000,000	1,985,000
LyondellBasell Industries NV, 5.00%, 04/15/19	1,500,000	1,624,299
Martin Marietta Materials Inc., 1.73%, 06/30/17 (a)	3,468,000	3,457,065
Monsanto Co., 2.13%, 07/15/19	2,500,000	2,527,123
		9,593,487
TELECOMMUNICATION SERVICES - 1.5%
AT&T Inc.
2.45%, 06/30/20	3,000,000	3,063,150
2.80%, 02/17/21	3,000,000	3,078,435
Verizon Communications Inc., 2.63%, 02/21/20	4,500,000	4,654,539
		10,796,124
UTILITIES - 1.6%
Dominion Gas Holdings LLC, 2.50%, 12/15/19	2,000,000	2,045,654
Exelon Corp.
1.55%, 06/09/17	3,000,000	3,005,220
2.85%, 06/15/20	1,395,000	1,439,163
Exelon Generation Co. LLC, 2.95%, 01/15/20	767,000	789,047
NextEra Energy Capital Holdings Inc., 1.59%, 06/01/17	3,000,000	3,007,257
Southern California Edison Co., 1.85%, 02/01/22	1,804,286	1,792,797
		12,079,138
Total Corporate Bonds and Notes (cost $390,687,920)		394,634,306

GOVERNMENT AND AGENCY OBLIGATIONS - 13.7%
GOVERNMENT SECURITIES - 10.6%
Federal Home Loan Bank - 1.1% (h)
Federal Home Loan Bank
1.13%, 12/08/17	1,000,000	1,006,845
2.63%, 12/08/17	2,000,000	2,056,714
3.13%, 12/08/17	1,315,000	1,361,311
0.88%, 06/29/18	3,500,000	3,513,139
		7,938,009
Federal Home Loan Mortgage Corp. - 3.2% (h)
Federal Home Loan Mortgage Corp.
1.00%, 12/15/17	5,000,000	5,025,790
0.88%, 03/07/18	7,000,000	7,012,901
0.75%, 04/09/18	11,200,000	11,216,800
4.00%, 02/01/26	190,086	202,913
		23,458,404
Federal National Mortgage Association - 1.9% (h)
Federal National Mortgage Association
0.88%, 10/26/17	4,930,000	4,947,778
1.00%, 02/26/19	3,390,000	3,408,872
1.38%, 02/26/21	6,000,000	6,062,814
		14,419,464
Sovereign - 0.9%
Korea Land & Housing Corp., 1.88%, 08/02/17 (b)	1,905,000	1,913,919
Kreditanstalt fur Wiederaufbau
0.50%, 07/15/16	2,193,000	2,193,011
1.50%, 02/06/19	2,727,000	2,770,738
		6,877,668
U.S. Treasury Securities - 3.5%
U.S. Treasury Note
0.75%, 01/31/18 - 04/30/18	13,180,000	13,217,067
0.88%, 03/31/18	11,182,000	11,237,474
1.25%, 03/31/21	1,640,000	1,659,411
		26,113,952
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 3.1%
Federal Home Loan Mortgage Corp. - 0.3%
Federal Home Loan Mortgage Corp. REMIC
3.00%, 08/15/29 - 02/15/39	1,569,390	1,619,670
4.00%, 12/15/38	100,000	104,982
2.00%, 03/15/41	817,974	825,531
		2,550,183
Federal National Mortgage Association - 2.5%
Federal National Mortgage Association
4.00%, 04/01/26 - 02/01/41	3,901,715	4,182,579
4.50%, 05/01/26	165,473	178,673
3.50%, 03/01/27	2,177,774	2,318,190
3.00%, 05/01/30	1,689,417	1,772,313
2.50%, 08/15/31, TBA (i)	4,000,000	4,132,188
2.73%, 02/01/44 (a)	1,454,496	1,510,941
3.08%, 04/01/45 (a)	1,711,140	1,788,528
REMIC, 4.00%, 09/25/29	173,000	176,354
REMIC, 2.50%, 01/25/41	379,959	388,179
REMIC, 2.00%, 03/25/42 - 04/25/42	1,140,722	1,157,487
REMIC, 3.50%, 03/25/42	561,125	593,636
		18,199,068
Government National Mortgage Association - 0.3%
Government National Mortgage Association
4.50%, 03/20/41	558,727	607,506
2.50%, 11/20/42 (a)	432,573	442,889
REMIC, 4.50%, 11/20/39	860,831	922,541
		1,972,936
Total Government and Agency Obligations (cost $100,846,635)		101,529,684

SHORT TERM INVESTMENTS - 3.8%
Investment Company - 1.6%
JNL Money Market Fund, 0.26% (j) (k)	11,496,043	11,496,043
Securities Lending Collateral - 2.2%
State Street Navigator Securities Lending Prime Portfolio, 0.51% (k)	16,377,548	16,377,548
Total Short Term Investments (cost $27,873,591)		27,873,591
Total Investments - 102.9% (cost $757,483,229)		761,977,362
Other Assets and Liabilities, Net - (2.9%)		(21,519,680)
Total Net Assets - 100.0%		$740,457,682

See accompanying Notes to Financial Statements.

Portfolio Composition:	Percentage of Total Investments
Financials	32.9%
Non-U.S. Government Agency ABS	31.2
Government Securities	10.4
U.S. Government Agency MBS	2.9
Consumer Staples	2.9
Utilities	1.6
Materials	1.3
Health Care	3.7
Industrials	2.2
Consumer Discretionary	1.9
Information Technology	1.6
Telecommunication Services	1.4
Energy	2.3
Short Term Investments	3.7
Total Investments	100.0%

(a)	Variable rate security. Rate stated was in effect as of June 30, 2016.
(b)

The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933 (“1933 Act”), as amended, to be liquid based on procedures approved by the Trust’s Board of Trustees (“Board”). As of June 30, 2016, the aggregate value of these liquid securities was $166,428,009 which represented 22.5% of net assets.

(c)	The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.
(d)	All or a portion of the security was on loan.
(e)	The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Trust’s Board.
(f)	Perpetual security.
(g)

Security fair valued in good faith in accordance with the procedures approved by the Board. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 “Fair Value Measurement,” based on applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Schedules of Investments.

(h)	Securities in this category are direct debt of the agency and not collateralized by mortgages.
(i)	All or a portion of the investment was purchased on a delayed delivery basis. As of June 30, 2016, the total payable of investments purchased on a delayed delivery basis was $4,116,250.
(j)	Investment in affiliate.
(k)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2016.

	Shares/Par†	Value
JNL Money Market Fund
CORPORATE BONDS AND NOTES - 5.8%
FINANCIALS - 4.3%
Bank of New York Mellon Corp., 2.30%, 07/28/16	$9,000,000	$9,011,657
New York Life Global Funding, 0.68%, 08/05/16 (a) (b)	31,000,000	31,000,000
Royal Bank of Canada, 2.30%, 07/20/16	22,205,000	22,224,951
Svenska Handelsbanken AB, 3.13%, 07/12/16	17,000,000	17,013,318
Toronto-Dominion Bank, 1.63%, 09/14/16 (b)	66,000,000	66,120,626
		145,370,552
INFORMATION TECHNOLOGY - 1.5%
International Business Machines Corp., 1.95%, 07/22/16	51,975,000	52,016,051
Total Corporate Bonds and Notes (cost $197,386,603)		197,386,603

GOVERNMENT AND AGENCY OBLIGATIONS - 9.8%
GOVERNMENT SECURITIES - 9.8%
Federal Farm Credit Bank - 0.5% (c)
Federal Farm Credit Bank, 0.53%, 04/28/17 (a)	16,000,000	16,000,000
Federal Home Loan Bank - 5.6% (c)
Federal Home Loan Bank
0.50%, 07/26/16 - 09/28/16	62,145,000	62,144,005
0.41%, 08/05/16	9,815,000	9,814,647
0.47%, 08/22/16	15,500,000	15,499,557
0.38%, 08/25/16	15,000,000	14,998,280
0.50%, 10/11/16 (a)	25,000,000	25,000,101
0.63%, 11/23/16	15,950,000	15,952,944
0.43%, 11/25/16 (a)	15,000,000	15,000,000
1.63%, 12/09/16	6,000,000	6,027,497
0.46%, 02/27/17 (a)	12,835,000	12,834,545
0.88%, 05/24/17	12,500,000	12,518,783
		189,790,359
Federal Home Loan Mortgage Corp. - 1.8% (c)
Federal Home Loan Mortgage Corp.
2.00%, 08/25/16	20,000,000	20,044,991
0.88%, 02/22/17	32,000,000	32,039,370
1.00%, 03/08/17	9,300,000	9,319,525
		61,403,886
Federal National Mortgage Association - 0.4% (c)
Federal National Mortgage Association, 1.25%, 01/30/17	15,000,000	15,052,195
U.S. Treasury Securities - 1.5%
U.S. Treasury Note
0.34%, 07/31/17 (a)	10,000,000	9,995,283
0.43%, 10/31/17 (a)	40,000,000	40,005,400
		50,000,683
Total Government and Agency Obligations (cost $332,247,123)		332,247,123

SHORT TERM INVESTMENTS - 62.8%
Certificates of Deposit - 13.3%
Abbey National North America LLC, 0.62%, 09/13/16	33,000,000	33,000,000
Bank of Montreal, 0.61%, 09/13/16	34,000,000	34,000,000
Canadian Imperial Bank of Commerce
0.79%, 08/05/16 (a)	22,000,000	22,000,000
0.78%, 09/12/16 (a)	26,000,000	26,000,000
CIBC World Markets Corp., 0.40%, 08/22/16	25,000,000	25,000,000
Credit Agricole SA, 0.58%, 09/13/16	33,500,000	33,500,000
Natixis
0.82%, 08/02/16 (a)	15,000,000	15,000,000
0.74%, 08/10/16	28,000,000	28,000,000
0.61%, 09/13/16	20,500,000	20,500,000
Nordea Bank Finland Plc, 0.51%, 09/14/16	46,000,000	46,000,000
Rabobank Nederland NV, 0.71%, 08/18/16	30,000,000	30,000,000
Sumitomo Bank NY
0.76%, 08/10/16	28,000,000	28,000,000
0.45%, 08/22/16	23,000,000	23,000,000
Svenska Handelsbanken AB
0.78%, 08/02/16 (a)	25,200,000	25,200,000
0.45%, 08/22/16	23,500,000	23,500,000
US Bank NA, 0.75%, 07/20/16 (a)	37,000,000	37,000,000
		449,700,000
Commercial Paper - 16.6%
BPCE SA, 0.60%, 07/07/16 (b)	33,000,000	32,996,700
Chevron Corp., 0.52%, 08/01/16 (b)	25,948,000	25,936,381
Coca-Cola Co., 0.50%, 07/12/16 (b)	44,400,000	44,393,217
Fairway Finance Corp.
0.55%, 07/25/16 (b)	38,000,000	37,986,067

See accompanying Notes to Financial Statements.

	Shares/Par†	Value
0.50%, 08/29/16 (b)	24,818,000	24,797,663
0.65%, 09/14/16 (b)	14,167,000	14,147,815
GE Capital Treasury Services (US) LLC
0.42%, 07/06/16	40,000,000	39,997,667
0.43%, 08/01/16	26,000,000	25,990,373
Kreditanstalt fur Wiederaufbau, 0.58%, 07/05/16 (b)	41,000,000	40,997,358
MetLife Short Term Funding LLC
0.58%, 07/11/16 (b)	40,000,000	39,993,556
0.52%, 09/07/16 (b)	17,000,000	16,983,302
Microsoft Corp., 0.37%, 07/13/16 (b)	33,000,000	32,995,930
Old Line Funding LLC, 0.65%, 09/14/16 (b)	32,603,000	32,558,850
PepsiCo Inc., 0.40%, 08/19/16 (b)	31,000,000	30,983,122
Quebec Province, 0.50%, 09/14/16	46,000,000	45,952,083
Thunder Bay Funding LLC, 0.66%, 07/19/16 (b)	22,084,000	22,076,712
Toyota Motor Credit Corp., 0.61%, 09/08/16	54,000,000	53,936,865
		562,723,661
Federal Home Loan Bank - 19.7% (c)
Federal Home Loan Bank
0.42%, 07/01/16 - 08/16/16	57,000,000	56,990,877
0.39%, 07/25/16	60,000,000	59,984,400
0.22%, 07/29/16	50,000,000	49,980,252
0.09%, 08/01/16	64,000,000	63,977,955
0.47%, 08/12/16	20,000,000	19,989,150
0.14%, 08/17/16	71,000,000	70,966,352
0.50%, 09/02/16	65,000,000	64,943,125
0.18%, 09/07/16	70,700,000	70,647,918
0.37%, 09/19/16	50,000,000	49,958,889
0.41%, 09/21/16	35,000,000	34,967,314
0.27%, 11/14/16	75,000,000	74,886,667
0.54%, 11/18/16	50,000,000	49,895,000
		667,187,899
Federal Home Loan Mortgage Corp. - 6.5% (c)
Federal Home Loan Mortgage Corp.
0.46%, 07/22/16	55,000,000	54,985,242
0.38%, 07/25/16	55,000,000	54,986,066
0.39%, 09/06/16	70,000,000	69,949,192
0.50%, 10/19/16	40,000,000	39,938,889
		219,859,389
Federal National Mortgage Association - 0.6% (c)
Federal National Mortgage Association, 0.40%, 07/25/16	22,000,000	21,994,133
Repurchase Agreements - 6.1%
Repurchase Agreement with BCL, 0.40% (Collateralized by $812,000 U.S. Treasury Note, 0.88%, due 11/15/17, value $816,031) acquired on 06/30/16, due on 07/01/16 at $800,009	800,000	800,000
Repurchase Agreement with BMO, 0.40% (Collateralized by $100 U.S. Treasury Note, 1.50%, due 02/28/23, value $102, $4,325,378 Federal National Mortgage Association, 2.36-4.50%, due 03/01/19-12/01/45, value $4,602,464, and $6,965,866 Federal Home Loan Mortgage Corp., 0.00-5.00%, due 05/25/21-02/01/46, value $7,433,477) acquired on 06/30/16, due on 07/01/16 at $11,800,131	11,800,000	11,800,000
Repurchase Agreement with BNP, 0.40% (Collateralized by $849,465 Government National Mortgage Association, 1.75-3.50%, due 12/20/34-03/20/46, value $877,812 and $134,570 Federal National Mortgage Association, 2.58-4.00%, due 12/01/28-03/01/46, value $142,188) acquired on 06/30/16, due on 07/01/16 at $1,000,011	1,000,000	1,000,000
Repurchase Agreement with BOA, 0.44% (Collateralized by $1,135,442 Government National Mortgage Association, 4.50%, due 04/20/44, value $1,224,000) acquired on 06/30/16, due on 07/01/16 at $1,200,015	1,200,000	1,200,000
Repurchase Agreement with DUB, 0.41% (Collateralized by $3,119,900 U.S. Treasury Bond, 3.63%, due 02/15/44, value $4,080,090) acquired on 06/30/16, due on 07/01/16 at $4,000,046	4,000,000	4,000,000
Repurchase Agreement with GSC, 0.35% (Collateralized by $48,835,068 Government National Mortgage Association, 2.50-4.00%, due 11/20/42-12/20/44, value $51,000,000) acquired on 06/29/16, due on 07/06/16 at $50,003,403	50,000,000	50,000,000
Repurchase Agreement with GSC, 0.40% (Collateralized by $43,237,271 Government National Mortgage Association, 3.00-4.00%, due 09/20/44-05/20/46, value $45,900,000) acquired on 06/24/16, due on 07/01/16 at $45,003,500	45,000,000	45,000,000
Repurchase Agreement with GSC, 0.40% (Collateralized by $57,426,530 Government National Mortgage Association, 3.00-4.00%, due 04/20/27-08/20/45, value $61,200,000) acquired on 06/27/16, due on 07/05/16 at $60,005,333	60,000,000	60,000,000
Repurchase Agreement with GSC, 0.42% (Collateralized by $96,299 Federal National Mortgage Association, 3.50%, due 06/01/27, value $102,348, and $872,554 Federal Home Loan Mortgage Corp., 3.00%, due 11/01/29, value $917,653) acquired on 06/30/16, due on 07/01/16 at $1,000,012	1,000,000	1,000,000
Repurchase Agreement with HSB, 0.38% (Collateralized by $5,887,377 Federal National Mortgage Association, 3.00-5.50%, due 05/01/46-08/01/48, value $6,126,146) acquired on 06/30/16, due on 07/01/16 at $6,000,063	6,000,000	6,000,000
Repurchase Agreement with RBC, 0.40% (Collateralized by $8,566 Government National Mortgage Association, 3.50-4.50%, due 01/20/46-02/20/46, value $9,324, $307,824 Federal National Mortgage Association, 4.00-5.50%, due 05/01/25-04/01/46, value $335,017, and $253,865 Federal Home Loan Mortgage Corp., 2.19-2.81%, due 03/01/40-08/01/43, value $267,659) acquired on 06/30/16, due on 07/01/16 at $600,007	600,000	600,000
Repurchase Agreement with RBS, 0.40% (Collateralized by $855,000 U.S. Treasury Note, 2.63%, due 11/15/20, value $918,391) acquired on 06/30/16, due on 07/01/16 at $900,010	900,000	900,000

See accompanying Notes to Financial Statements.

	Shares/Par†	Value
Repurchase Agreement with TDS, 0.40% (Collateralized by $22,583,100 U.S. Treasury Note, 2.00-2.75%, due 02/15/19-07/31/22, value $23,970,086) acquired on 06/30/16, due on 07/01/16 at $23,500,261	23,500,000	23,500,000
		205,800,000
Total Short Term Investments (cost $2,127,265,082)		2,127,265,082
Total Investments - 78.4% (cost $2,656,898,808)		2,656,898,808
Other Assets and Liabilities, Net - 21.6%		730,007,054
Total Net Assets - 100.0%		$3,386,905,862

Portfolio Composition:	Percentage of Total Investments
Government Securities	12.5%
Financials	5.5
Information Technology	2.0
Short Term Investments	80.0
Total Investments	100.0%

(a)	Variable rate security. Rate stated was in effect as of June 30, 2016.
(b)

The Sub-Adviser has deemed this security which is exempt from registration under the 1933 Act to be liquid based on procedures approved by the Board. As of June 30, 2016, the aggregate value of these liquid securities was $493,967,299 which represented 14.6% of net assets.

(c)	Securities in this category are direct debt of the agency and not collateralized by mortgages.

See accompanying Notes to Financial Statements.

JNL Investors Series Trust (Unaudited)

Notes to Schedules of Investments

June 30, 2016

Abbreviations:

ABS - Asset-Backed Security

MBS - Mortgage-Backed Security

REMIC - Real Estate Mortgage Investment Conduit

TBA -To Be Announced (Securities purchased on a delayed delivery basis)

Counterparty Abbreviations:

BCL - Barclays Capital Inc.

BMO - BMO Capital Markets Corp.

BNP - BNP Paribas Securities

BOA - Bancamerica Securities/Bank of America NA

DUB - Deutsche Bank Alex Brown Inc.

GSC - Goldman Sachs & Co.

HSB - HSBC Securities, Inc.

RBC - Royal Bank of Canada

RBS - Royal Bank Of Scotland

TDS - TD Securities Inc.

† Par amounts are listed in United States Dollars unless otherwise noted.

Schedule of Open Futures Contracts

	Expiration	Contracts Long / (Short)	Unrealized Appreciation / (Depreciation)
JNL/PPM America Low Duration Bond Fund
U.S. Treasury Note Future, 2-Year	September 2016	791	$992,841
U.S. Treasury Note Future, 5-Year	September 2016	(698)	(1,313,425)
			$(320,584)

See accompanying Notes to Financial Statements.

JNL Investors Series Trust (Unaudited)

Statements of Assets and Liabilities

June 30, 2016

	JNL/PPM America Low Duration Bond Fund	JNL Money Market Fund
Assets
Investments - unaffiliated, at value (a) (d)	$750,481,319	$2,656,898,808
Investments - affiliated, at value (b)	11,496,043	—
Total investments, at value (c)	761,977,362	2,656,898,808
Cash	299,652	728,924,752
Receivable for investments sold	9,395,074	117,580
Receivable for fund shares sold	54,682	—
Receivable for dividends and interest	3,594,228	2,499,859
Receivable for variation margin	98,391	—
Receivable for deposits with brokers	325,578	—
Other assets	3,260	11,052
Total assets	775,748,227	3,388,452,051

Liabilities
Payable for advisory fees	262,685	504,542
Payable for administrative fees	60,547	—
Payable for 12b-1 fee (Class A)	40,415	—
Payable for investment securities purchased	18,391,161	147,135
Payable for fund shares redeemed	85,875	—
Payable for dividends	—	800,073
Payable for trustee fees	7,436	85,485
Payable for other expenses	1,571	8,954
Payable for variation margin	63,307	—
Payable upon return of securities loaned	16,377,548	—
Total liabilities	35,290,545	1,546,189
Net assets	$740,457,682	$3,386,905,862

Net assets consist of:
Paid-in capital	$733,675,027	$3,386,938,992
Undistributed (excess of distributions over) net investment income (loss)	4,175,806	(32,049)
Accumulated net realized loss	(1,566,685)	(1,081)
Net unrealized appreciation on investments and foreign currency	4,173,534	—
	$740,457,682	$3,386,905,862

Shares outstanding (no par value), unlimited shares authorized	73,102,349	3,386,939,299
Net asset value per share	$10.13	$1.00

(a) Investments - unaffiliated, at cost	$745,987,186	$2,656,898,808
(b) Investments - affiliated, at cost	11,496,043	—
(c) Total investments, at cost	$757,483,229	$2,656,898,808
(d) Including value of securities on loan	$16,052,527	$—

See accompanying Notes to Financial Statements.

JNL Investors Series Trust (Unaudited)

Statements of Operations

For the For the Six Months Ended June 30, 2016

	JNL/PPM America Low Duration Bond Fund	JNL Money Market Fund
Investment income
Dividends (a)	$18,148	$—
Interest	6,815,472	7,330,032
Securities lending	21,308	—
Total investment income	6,854,928	7,330,032

Expenses
Advisory fees	1,574,916	2,942,007
Administrative fees	362,644	—
12b-1 fee (Class A)	725,300	—
Legal fees	1,530	6,226
Trustee fees	5,414	22,001
Chief compliance officer fees	—	3,506
Other expenses	4,141	16,756
Total expenses	2,674,812	2,990,496
Net investment income	4,180,116	4,339,536

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	725,827	(4,646)
Futures contracts	(1,453,190)	—
Net change in unrealized appreciation (depreciation) on:
Investments	9,400,145	—
Futures contracts	(406,075)	—
Net realized and unrealized gain (loss)	8,266,707	(4,646)

Net increase in net assets from operations	$12,446,823	$4,334,890

(a) Dividends from affiliated investments	$18,148	$—

See accompanying Notes to Financial Statements.

JNL Investors Series Trust (Unaudited)

Statements of Changes in Net Assets

	JNL/PPM America Low Duration Bond Fund		JNL Money Market Fund
	For the Six Months Ended June 30, 2016	For the Year Ended December 31, 2015	For the Six Months Ended June 30, 2016	For the Year Ended December 31, 2015
Operations
Net investment income	$4,180,116	$6,608,079	$4,339,536	$1,430,816
Net realized gain (loss)	(727,363)	124,963	(4,646)	9,853
Net change in unrealized appreciation (depreciation)	8,994,070	(3,447,902)	—	—
Net increase in net assets from operations	12,446,823	3,285,140	4,334,890	1,440,669
Distributions to shareholders
From net investment income
Class A	—	(7,075,746)	—	—
Institutional Class	—	—	(4,338,825)	(1,431,528)
From return of capital
Class A	—	(91,942)	—	—
Total distributions to shareholders	—	(7,167,688)	(4,338,825)	(1,431,528)
Share transactions(1)
Proceeds from the sale of shares
Class A	37,857,371	225,246,334	—	—
Institutional Class	—	—	20,921,481,187	37,951,942,164
Reinvestment of distributions
Class A	—	7,167,688	—	—
Cost of shares redeemed
Class A	(27,412,363)	(134,006,361)	—	—
Institutional Class	—	—	(20,615,241,541)	(37,191,546,458)
Net increase in net assets from share transactions	10,445,008	98,407,661	306,239,646	760,395,706
Net increase net assets	22,891,831	94,525,113	306,235,711	760,404,847
Net assets beginning of period	717,565,851	623,040,738	3,080,670,151	2,320,265,304
Net assets end of period	$740,457,682	$717,565,851	$3,386,905,862	$3,080,670,151
Undistributed (excess of distributions over) net investment income (loss)	$4,175,806	$(4,310)	$(32,049)	$(32,761)

(1)Share transactions
Shares sold
Class A	3,779,113	22,380,524	—	—
Institutional Class	—	—	20,921,481,187	37,951,942,164
Reinvestment of distributions
Class A	—	719,647	—	—
Shares redeemed
Class A	(2,735,249)	(13,313,662)	—	—
Institutional Class	—	—	(20,615,241,541)	(37,191,546,458)
Net increase
Class A	1,043,864	9,786,509	—	—
Institutional Class	—	—	306,239,646	760,395,706
Purchase and sales of investment securities (excluding short-term and dollar roll securities):
Purchase of securities	$493,796,173 (a)		$403,835,690 (b)
Proceeds from sales of securities	475,868,065 (a)		476,218,250 (b)

(a)

Amounts include $135,846,019 and $154,514,788 of purchases and sales, respectively, of U.S. Government Securities. Amounts exclude $8,225,313 and $8,193,281 of purchases and sales, respectively, of dollar roll transactions.

(b)	Amounts include $215,339,634 and $204,564,250 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to Financial Statements.

JNL Investors Series Trust (Unaudited)

Financial Highlights

		Increase (Decrease) from Investment Operations			Distributions from						Supplemental Data			Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income		Net Realized Gains on Investment Transactions		Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover (d)		Net Expenses to Average Net Assets		Total Expenses to Average Net Assets		Net Investment Income (Loss) to Average Net Assets
JNL/PPM America Low Duration Bond Fund
Class A
06/30/2016	$9.96	$0.06	$0.11	$0.17	$—		$—		$10.13	1.71%	$740,458	64	%(g)	0.74%		0.74%		1.15%
12/31/2015	10.01	0.10	(0.05)	0.05	(0.10	)(k)	—		9.96	0.51	717,566	113	(g)	0.74	(h)	0.74	(h)	0.98
12/31/2014	10.02	0.09	—	0.09	(0.07)		(0.03)		10.01	0.88	623,041	164	(g)	0.77		0.77		0.86
12/31/2013(f)	10.00	0.02	0.02	0.04	(0.02)		(0.00	)(e)	10.02	0.41	432,907	125	(g)	0.75		0.75		0.57
JNL Money Market Fund
Institutional Class
06/30/2016	1.00	—	—	—	(0.00	)(e)	—		1.00	0.14	3,386,906	N/A		0.19		0.19		0.27
12/31/2015	1.00	—	—	—	(0.00	)(e)	—		1.00	0.05	3,080,670	N/A		0.20	(j)	0.19		0.05
12/31/2014	1.00	—	—	—	(0.00	)(e)	—		1.00	0.01	2,320,265	N/A		0.17	(j)	0.19		0.00
12/31/2013	1.00	—	—	—	(0.00	)(e)	—		1.00	0.01	2,477,693	N/A		0.18		0.19		0.01
12/31/2012	1.00	—	—	—	(0.00	)(e)	—		1.00	0.05	2,124,182	N/A		0.19		0.19		0.05
12/31/2011(i)	1.00	—	—	—	(0.00	)(e)	—		1.00	0.01	2,040,502	N/A		0.19		0.19		0.03
10/31/2011	1.00	—	—	—	(0.00	)(e)	—		1.00	0.05	1,894,400	N/A		0.19		0.20		0.05

(a)	Calculated using the average shares method.
(b)	Annualized for periods less than one year.
(c)	Total return assumes reinvestment of all distributions for the period. Total return is not annualized for periods less than one year.
(d)	Portfolio turnover is not annualized for periods of less than one year. Dollar roll transaction securities are excluded for purposes of calculating portfolio turnover.
(e)	Amount represents less than $0.005.
(f)	Commencement of operations for JNL/PPM America Low Duration Bond Fund was September 16, 2013.
(g)	Portfolio turnover including dollar roll transactions for JNL/PPM America Low Duration Bond Fund was 129%, 175%, 121% and 65% in 2013, 2014, 2015 and 2016, respectively.
(h)	The ratio of net and total expenses to average net assets for the JNL/PPM American Low Duration Bond Fund excluding the reimbursement of 24f-2 fees was 0.74%.
(i)	For the two months ended December 31, 2011.
(j)	Includes payments for recovery of contractual expense waivers.
(k)	Distribution amount for the JNL/PPM America Low Duration Bond Fund includes a return of capital distribution, which was less than $0.005 per share for the year ended December 31, 2015.

See accompanying Notes to Financial Statements.

JNL Investors Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2016

NOTE 1.  ORGANIZATION

The JNL Investors Series Trust (“Trust”) was organized under the laws of Massachusetts, by a Declaration of Trust, dated July 28, 2000.  The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), and the Securities Act of 1933, as amended (“1933 Act”), as an open-end management investment company issuing its shares in various series. Each series is known as a “Fund” (collectively, “Funds”) and represents a distinct portfolio with its own investment objectives and policies.  The Trust currently consists of two (2) separate Funds, JNL/PPM America Low Duration Bond Fund and JNL Money Market Fund, for which PPM America, Inc. and Wellington Management Company, LLP serve as Sub-Advisers, respectively.  JNL/PPM America Low Duration Bond Fund and JNL Money Market Fund are diversified investment companies as defined in the 1940 Act.

Jackson National Asset Management, LLC (“JNAM” or “Adviser”), a wholly-owned subsidiary of Jackson National Life Insurance Company® (“Jackson”), serves as investment adviser to each of the Funds.  Jackson is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  PPM America, Inc., the Sub-Adviser for JNL/PPM America Low Duration Bond Fund, is an affiliate of JNAM.

JNL/PPM America Low Duration Bond Fund presently offers Class A shares.  Shares of JNL/PPM America Low Duration Bond Fund are available for sale to Jackson and to certain Funds in the JNL Series Trust and Jackson Variable Series Trust, open end management investment companies advised by JNAM.  JNL Money Market Fund presently offers an Institutional Class of shares.  Institutional Class shares are not sold to retail investors but are available for investment by affiliated Funds.  At June 30, 2016, affiliated investment companies or Jackson owned 100% of the outstanding capital shares of JNL/PPM America Low Duration Bond Fund and JNL Money Market Fund.

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”.  The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”).

Security Valuation - Under the Trust’s valuation policy and procedures, the Trust’s Board of Trustees (“Board” or “Trustees”) has delegated the daily operational oversight of the securities valuation function to the JNAM Pricing Committee (“Pricing Committee”), which consists of certain officers of the Trust and JNAM management.  The Pricing Committee is responsible for determining fair valuations for any security for which market quotations are not readily available.  For those securities fair valued under procedures adopted by the Board, the Pricing Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available.  The Pricing Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.  For fair valuation determinations that are deemed significant, the Board is promptly notified, in detail, of the fair valuation.

The net asset value (“NAV”) of a Fund’s shares is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (generally, 4:00 PM Eastern Time).  Debt securities are generally valued by independent pricing services approved by the Board.  Pricing services utilized to value debt securities may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data.  If pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation for a long position and ask quotation for a short position or an evaluated price, as applicable, obtained from each Fund’s Sub-Adviser, a broker/dealer or widely used quotation system.  All securities in the JNL Money Market Fund, as permitted by compliance with applicable provisions of Rule 2a-7 under the 1940 Act, and other short-term securities maturing within sixty (60) days are valued at amortized cost, unless it is determined that such practice does not approximate market value.  Futures contracts traded on an exchange are generally valued at the exchange’s settlement price. If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the local exchange.  Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent market value.  In such instances, the investment is valued as determined in good faith using procedures approved by the Board.  Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale.  In addition, investments may be fair valued based on the occurrence of a significant event.  Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults.  Alternatively, significant events may affect an entire market, such as natural disasters, government action and significant changes in value of U.S. securities markets.  Securities are fair valued based on observable and unobservable inputs, including the Adviser’s or Pricing Committee’s own assumptions in determining the fair value of an investment.  Under the procedures approved by the Board, the Adviser may utilize pricing services or other sources, including each Fund’s Sub-Adviser, to assist in determining the fair value of an investment.  Factors considered to determine fair value may include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading or other market data.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value.  Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

JNL Investors Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2016

Distributions to Shareholders - The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.  JNL/PPM America Low Duration Bond Fund generally declares and pays dividends from net investment income annually, but may pay more frequently to avoid excise tax.  JNL Money Market Fund declares dividends daily and pays dividends monthly.  Distributions of net realized capital gains, if any, will be distributed at least annually, to the extent they exceed available capital loss carryforwards.

Security Transactions and Investment Income - Security transactions are recorded on the trade date for financial reporting purposes.  Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date.  Income received in lieu of dividends for securities loaned is included in dividends in the Statements of Operations.  Interest income, including level-yield amortization of discounts and premiums, is accrued daily.  A Fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful.  A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.  Realized gains and losses are determined on the specific identification basis.

Expenses - Expenses are recorded on an accrual basis.  Expenses of the Trust that are directly attributable to a specific Fund are charged to that Fund.  Other Trust level expenses are allocated to the Funds based on the average daily net assets of each Fund.

Guarantees and Indemnifications - In the normal course of business, the Trust may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds.  However, since their commencement of operations, the Funds have not had claims or losses pursuant to their contracts and expect the risk of loss to be remote.  The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

NOTE 3.  FASB ASC TOPIC 820, “FAIR VALUE MEASUREMENT”

This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance.  The inputs are summarized into three broad categories.

Level 1 includes valuations based on quoted prices of identical securities in active markets including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds.

Level 2 includes valuations determined from significant direct or indirect observable inputs.  Direct observable inputs include broker quotes, third party prices, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values.  Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings.  Level 2 includes valuations for fixed income securities, broker quotes in active markets, securities subject to corporate actions, or securities valued at amortized cost.

Level 3 includes valuations determined from significant unobservable inputs including the Adviser’s own assumptions in determining the fair value of the investment.  Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features, maturity or anticipated cash flows; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models.  Level 3 valuations include securities that are priced based on single source broker quotes; securities where prices may be unavailable due to halted trading, restricted to resale due to market events, or newly issued; or investments for which reliable quotes are otherwise not available.

To assess the continuing appropriateness of security valuation, the Adviser regularly compares prior day prices with current day prices, transaction prices and alternative vendor prices.  When the comparison results exceed pre-defined thresholds, the Adviser challenges the prices exceeding tolerance levels with the pricing service or broker.  To verify Level 3 unobservable inputs, the Adviser uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

JNL Investors Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2016

The following table summarizes each Fund’s investments in securities and other financial instruments as of June 30, 2016 by valuation level.

	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/PPM America Low Duration Bond Fund
Non-U.S. Government Agency ABS	$—	$237,939,781	$—	$237,939,781
Corporate Bonds and Notes	—	392,126,441	2,507,865	394,634,306
Government and Agency Obligations	—	101,529,684	—	101,529,684
Short Term Investments	27,873,591	—	—	27,873,591
Fund Total	$27,873,591	$731,595,906	$2,507,865	$761,977,362
JNL Money Market Fund
Corporate Bonds and Notes	$—	$197,386,603	$—	$197,386,603
Government and Agency Obligations	—	332,247,123	—	332,247,123
Short Term Investments	—	2,127,265,082	—	2,127,265,082
Fund Total	$—	$2,656,898,808	$—	$2,656,898,808

	Assets - Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
JNL/PPM America Low Duration Bond Fund
Open Futures Contracts	$992,841	$—	$—	$992,841
Fund Total	$992,841	$—	$—	$992,841

	Liabilities - Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
JNL/PPM America Low Duration Bond Fund
Open Futures Contracts	$(1,313,425)	$—	$—	$(1,313,425)
Fund Total	$(1,313,425)	$—	$—	$(1,313,425)

(1)Investments in other financial instruments include futures contracts which are reflected at the unrealized appreciation/ (depreciation) on the instrument.

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation.  The Funds recognize transfers between levels as of the beginning of the period for financial reporting purposes.  There were no significant transfers into or out of Level 1, 2, or 3 for the period.  There were no significant Level 3 valuations for which significant unobservable valuation inputs were developed at June 30, 2016.

NOTE 4.  SECURITIES INVESTMENTS, INVESTMENT RISKS AND REGULATORY MATTERS

U.S. Government Agencies or Government Sponsored Enterprises - Certain Funds may invest in U.S. government agencies or government sponsored enterprises.  U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. government, its agencies or instrumentalities.  Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (“U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality.  U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest paying securities of similar maturities.

Government-related guarantors (i.e., guarantors that are not backed by the full faith and credit of the U.S. government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”).  FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers, which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers.  Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. government.  FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages.  FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.

FNMA and FHMLC were placed into conservatorship by the Federal Housing Finance Agency (“FHFA”).  As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and each enterprise’s assets.  In connection with the conservatorship, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with FNMA and FHLMC.  This agreement contains various covenants that severely limit each enterprise’s operations.  In exchange for entering into these agreements, the U.S. Treasury received senior preferred stock in each enterprise and warrants to purchase each enterprise’s common stock.  The U.S. Treasury created a new secured lending facility, which is available to FNMA and FHLMC as a liquidity backstop and created a temporary program to purchase mortgage-backed securities issued by FNMA and FHLMC.  FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remains liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

Unregistered Securities - A Fund may own certain investment securities that are unregistered and thus restricted to resale. These securities may also be referred to as “private placements”.  Unregistered securities may be “illiquid” because there is no readily available market for sale of the securities.  Where

JNL Investors Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2016

future dispositions of the securities require registration under the 1933 Act, as amended, the Funds have the right to include those securities in such registration generally without cost to the Funds. The Funds have no right to require registration of unregistered securities.

Repurchase Agreements - Certain Funds may invest in repurchase agreements.  In a repurchase agreement, a Fund receives debt securities (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the securities at an agreed upon price and date.  The underlying securities used as collateral for repurchase agreements may be held in safekeeping by the Fund’s Custodian or designated sub-custodians under triparty repurchase agreements.  Earnings on collateral and compensation to the seller are based on agreed upon rates between the seller and the Fund.  Interest earned on repurchase agreements is recorded as interest income to the Fund.  When a repurchase agreement is entered into, a Fund typically receives securities with a value that approximates or exceeds the repurchase price, including any accrued interest earned on the repurchase agreement.  The value of such securities will be marked to market daily, and cash or additional securities will be exchanged between the parties with a frequency and in amounts prescribed in the repurchase agreement.  In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of such collateral may decline.

Delayed-Delivery Securities - JNL/PPM America Low Duration Bond Fund may purchase or sell securities on a delayed-delivery basis, including To Be Announced (“TBA”) or “To Be Acquired” securities.  These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period.  In TBA transactions, the Fund commits to purchasing or selling securities for which all specific information is not yet known at the time of the trade, particularly the face amount and maturity date of the underlying security transactions.  When delayed-delivery purchases are outstanding, a Fund is required to have sufficient cash and/or liquid securities to cover its commitments on these transactions.  When purchasing a security on a delayed-delivery basis, the Fund assumes the rights of ownership of the security, including the risk of price and yield fluctuations, and considers such fluctuations when determining its NAV.  A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a realized gain or loss.  When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains or losses with respect to the security.  Securities purchased on a TBA basis are not settled until they are delivered to the Fund.  In connection with TBA transactions, Funds may maintain a short position related to certain securities.  In connection with these transactions, the Fund owns an equal amount of the securities or holds securities convertible (or exchangeable) into an equal amount of the securities, of the same issuer, as the position held short.

Mortgage-Backed Dollar and Treasury Roll Transactions - JNL/PPM America Low Duration Bond Fund may sell mortgage-backed or treasury securities and simultaneously contract to repurchase securities at a future date at an agreed upon price.  The Fund may only enter into covered rolls.  A “covered roll” is a type of dollar or Treasury roll for which a Fund maintains offsetting positions in cash, U.S. Government securities, or other liquid assets which mature on or before the forward repurchase settlement date of the dollar or Treasury roll transaction.  During the period between the sale and repurchase, a Fund foregoes interest and principal paid on the mortgage-backed or Treasury securities.  A Fund is compensated by the interest earned on the cash proceeds of the initial sale and from negotiated fees paid by brokers offered as an inducement to the Fund to “roll over” its purchase commitments.  A Fund may dispose of “covered roll” securities after they are entered into and close these positions before their maturity, which may result in a realized gain or loss.

Dollar or Treasury roll transactions involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price of those securities which the Fund is obligated to purchase or that the return earned by the Fund with the proceeds of a dollar roll may not exceed transaction costs.

In a mortgage-backed or treasury securities roll transaction, if the repurchased security is determined to be similar, but not substantially the same, the transaction is accounted for as a purchase and sale.  Any gains, losses and any income or fees earned are recorded to realized gain or loss.  If the repurchased security is determined to be substantially the same, the transaction is accounted for as a secured borrowing, rather than as a purchase and sales transaction.  Any income or fees earned are recorded to investment income and financing costs associated with the transaction are recorded to interest expense.  For the period ended June 30, 2016, JNL/PPM America Low Duration Bond Fund did not transact in treasury transactions characterized as secured borrowing transactions.

Securities Lending and Securities Lending Collateral - The JNL/PPM America Low Duration Bond Fund participates in an agency based securities lending program.  Per the securities lending agreements, the securities lending agent is authorized to loan securities on behalf of the Fund to approved borrowers and is required to maintain collateral.  The Fund receives either cash or non- cash collateral against the loaned securities in an amount equal to at least 100% of the market value of the loaned securities.  Generally, cash and non-cash collateral received for the following types of securities on loan are as follows:  U.S. equity – 102%; U.S. corporate fixed income – 102%; U.S. government fixed income – 102%; international equities – 105%; international corporate fixed income – 105%; sovereign fixed income – 102%; and asset backed investments – 102%.  Collateral is maintained over the life of the loan as determined at the close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day.  The duration of each loan is determined by the agent and borrower and generally may be terminated at any time.  Certain loans may be negotiated to mature on a specified date.  The securities lending agents have agreed to indemnify the Fund in the event of default by a third party borrower.  A Fund may experience a delay in the recovery of its securities or incur a loss if the borrower breaches its agreement with the Fund or becomes insolvent.  For cash collateral, the Fund receives income from the investment of cash collateral, in addition to lending fees and rebates negotiated with the borrower.  The Fund bears the market risk with respect to the collateral investment and securities loaned.  The Fund also bears the risk that the agent may default on its obligations to the Fund.  Non-cash collateral which a Fund receives may include U.S., UK and certain Eurozone government securities; U.S. government agencies’ debt securities; and U.S. government-sponsored agencies’ debt securities and mortgage-backed

JNL Investors Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2016

securities.  For non-cash collateral, the Fund receives lending fees negotiated with the borrower.  The securities lending agent has agreed to indemnify the Fund with respect to the market risk related to the non-cash collateral investments.

State Street Bank and Trust Company (“State Street” or “Custodian”) serves as custodian and securities lending agent to the Fund.  The cash collateral is invested in the State Street Navigator Lending Trust – Prime Portfolio, a money market fund and a series of State Street Navigator Securities Lending Trust which is an open end management company registered under the 1940 Act.  The Fund also bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of the State Street Navigator Lending Trust – Prime Portfolio.

Cash collateral received from the borrower is recorded in the Statement of Assets and Liabilities as payable upon return of securities loaned.  Investments acquired with such cash collateral are reported in a manner consistent with other portfolio investments held by the Fund as investment - at value on the Statement of Assets and Liabilities.  The value of securities on loan is disclosed under footnote (d) on the Statement of Assets and Liabilities.  The Fund’s net exposure to a borrower is determined by the amount of any excess or shortfall in cash collateral received compared to the value of securities on loan.  Certain Funds receive non-cash collateral in the form of securities, which the Fund may not sell or re-pledge and accordingly are not reflected in the Statement of Assets and Liabilities.

Market and Volatility Risk - In the normal course of business, the Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to changes in the market (“market risk”).  Additionally, prices of financial instruments may fluctuate over short periods or extended periods of time in response to company, market, economic or political news (“volatility risk”).  Equity securities generally have more price volatility than fixed-income securities, and long term fixed-income securities normally have more price volatility than short term fixed-income securities.  Certain Funds may invest in derivatives to hedge a Fund’s portfolio as well as for investment purposes which may increase volatility.  Volatility may cause a Fund’s net asset value per share to experience significant appreciation or depreciation in value over short periods of time.

Interest Rate Risk - When interest rates increase, fixed-income securities generally will decline in value.  A wide variety of factors can cause interest rates to rise such as central bank monetary policies, inflation rates and general economic conditions.  Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates than those with shorter durations.

Credit and Counterparty Risk - In the normal course of business, the Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to failure of the other party to a transaction to perform (“credit risk”).  Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.  Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default.  Financial assets, which potentially expose the Funds to credit risk, consist principally of investments and cash due from counterparties (“counterparty risk”).  The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets is incorporated within their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.  For certain derivative contracts, the potential loss could exceed the value of the financial assets recorded in the financial statements.

Money Market Fund Reform - In July 2014, the SEC voted to amend the rules under the 1940 Act applicable to money market funds which are intended to address perceived systemic risks associated with money market funds and to improve transparency for money market fund investors.  The new rules require a floating net asset value (NAV) for institutional prime money market funds, along with the potential use of liquidity fees and redemption gates for all prime money market funds in times of market stress.  The SEC also adopted additional diversification, stress-testing and disclosure measures for money market funds.  Government money market funds, defined under the new rules as having 99.5% of total assets in cash, government securities, and/or repurchase agreements that are collateralized by cash or government securities are exempt from the new rules.  Additionally, the Financial Stability Oversight Council (“FSOC”), a board of U.S. regulators established by the Dodd-Frank Act, had proposed certain recommendations for money market fund reform.  The amendments have staggered compliance dates with a majority of these amendments requiring compliance on October 14, 2016, two years after the effective date for the amendments.  JNL Money Market Fund will convert to a government money market fund effective September 19, 2016.

NOTE 5. INVESTMENT TRANSACTION AGREEMENTS AND COLLATERAL

Under various agreements, certain investment transactions require collateral to be pledged to/from a Fund and a counterparty or segregated at the custodian and the collateral is managed pursuant to the terms of the agreement.  U.S. Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of high quality or sovereign securities may be used.  Securities held by a Fund that are used as collateral are identified as such within the Schedules of Investments.

Master Netting Agreements (“Master Agreements”) - Certain Funds are subject to various Master Agreements, which govern the terms of certain transactions and mitigate the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty.  Since different types of financial transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty.  A Fund may net exposure and collateralize multiple transaction types governed by the same Master Agreement with the same counterparty and may close out and net its total exposure to a counterparty in the event of a default and/or termination event with respect to all the transactions governed under a single agreement with a counterparty.  Each Master Agreement defines whether the Fund is contractually able to net settle daily payments.  Additionally, certain circumstances, such as laws of a particular jurisdiction or settlement of amounts due in different currencies, may prohibit or restrict the right of offset as defined in the Master Agreements.

JNL Investors Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2016

Master Agreements also help limit credit and counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels.  Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Agreement.  A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.  To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.  The Funds’ Sub-Advisers attempt to limit counterparty risk by only entering into Master Agreements with counterparties which the Sub-Adviser believes to have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) - Master Repo Agreements govern repurchase, reverse repurchase and treasury roll transactions between a Fund and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation and confirmation, income payments and transfer, events of default, termination, and maintenance of collateral.  In the event of default, the total value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.  Securities purchased under repurchase agreements are reflected as an asset on a Fund’s Statement of Assets and Liabilities.  The value of repurchase agreements and collateral pledged or received by a counterparty are disclosed in the Schedules of Investments.  A Fund’s net exposure to the counterparty is determined by the amount of any excess or shortfall in collateral compared to the value of the repurchase agreement.

Customer Account Agreements - Customer Account Agreements and related addendums govern cleared derivative transactions such as futures.  Cleared derivatives transactions require posting an amount of cash or cash equivalents equal to a certain percentage of the contract amount known as the “initial margin” as determined by each relevant clearing agency and is segregated at a Futures Commissions Merchant (“FCM”) which is registered with the Commodity Futures Trading Commission (“CFTC”) or the applicable regulator.  The Fund receives from, or pays to, the FCM an amount of cash equal to the daily fluctuation in the value of the contracts.  Such receipts or payments are known as the “variation margin”.  In the event of default, counterparty risk is significantly reduced as creditors to the FCM do not have claim to the Fund’s assets in the segregated account.  Additionally, portability of exposure in the event of default further reduces risk.

NOTE 6.  FINANCIAL DERIVATIVE INSTRUMENTS

FASB ASC Topic 815, “Derivatives and Hedging” - This standard includes the requirement for enhanced qualitative disclosures about objectives and strategies for using derivative instruments and disclosures regarding credit related contingent features in derivative instruments; as well as quantitative disclosures in the semi-annual and annual financial statements about fair value, gains and losses, and volume of activity for derivative instruments.  Information about these instruments is disclosed in the context of each instrument’s primary underlying risk exposure which may be categorized as credit, equity price, interest rate and foreign currency exchange rate risk.  The objectives, strategies and underlying risks for futures held by the Fund are discussed in the following paragraph.

Futures Contracts - During the period, JNL/PPM America Low Duration Bond Fund entered into futures contracts to obtain exposure to or hedge changes in interest rates and foreign currency rates and to replicate Treasury bond positions.  A futures contract is a standardized contract obligating two parties to exchange a specified asset at an agreed upon price and date.  Variation margin is recorded by the Fund until the contracts are terminated at which time realized gains and losses are recognized.  Futures contracts involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund.  The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the securities held by the Fund or the change in the value of an underlying entity and the prices of the futures contracts and the possibility the Fund may not be able to enter into a closing transaction because of an illiquid market.  With futures, counterparty risk is reduced to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, acting as counterparty to all exchange traded futures, guarantees the futures contracts against default.

At June 30, 2016, variation margin related to futures contracts is reflected as receivable or payable for variation margin in the Statement of Assets and Liabilities.  None of the futures contracts held by the Fund are subject to master netting agreements or a similar agreement and are not eligible for offset in the Statement of Assets and Liabilities as of June 30, 2016.  During the period ended June 30, 2016, realized gains and change in unrealized appreciation in futures contracts is reflected for such investments in the Statement of Operations.  Net exposure to the Fund for futures contracts is the variation margin receivable or payable in addition to any collateral pledged for the initial margin on the futures contracts.  At June 30, 2016, JNL/PPM America Low Duration Bond Fund had $325,578 of cash pledged as collateral for futures contracts.  The futures contracts outstanding as of June 30, 2016, as disclosed in the Notes to Schedules of Investments, and the amounts of realized and changes in unrealized gains and losses on futures contracts during the period as disclosed in the Statement of Operations serve as indicators of the volume of activity for the Fund.  For the year ended June 30, 2016, the average monthly notional value at purchase of futures in JNL/PPM America Low Duration Bond Fund was $215,290,624.

NOTE 7.  INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATES

Advisory Fee - The Trust has an investment advisory and management agreement with JNAM, whereby JNAM provides investment management services.  Each Fund pays JNAM an annual fee, accrued daily and paid monthly, based on a specified percentage of the average daily net assets of each Fund.  A portion of this fee is paid by JNAM to the Sub-Advisers as compensation for their services.  JNL/PPM America Low Duration Bond Fund is obligated to pay JNAM an annual rate of 0.45% for net assets up to $500 million and 0.40% for net assets over $500 million.  JNL Money Market Fund is obligated to pay JNAM an annual rate of 0.20% for net assets up to $750 million and 0.18% for net assets over $750 million.

JNL Investors Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2016

Administrative Fee - JNAM also serves as the “Administrator” to the Funds.  JNL/PPM America Low Duration Bond Fund pays JNAM an Administrative Fee at an annual rate of 0.10% of average daily net assets under $3 billion and 0.09% of average daily net assets over $3 billion.  The fee is accrued daily and paid monthly.  JNAM provides or procures most of the necessary administrative functions and services for the operations of the JNL Money Market Fund at no additional cost.  In accordance with the administration agreement, JNAM is responsible for payment of the following expenses: fund accounting, shareholder reporting, shareholder servicing, certain legal, insurance, custody (except overdraft and interest expense), audit, and tax fees.  Additionally, JNAM provides transfer agency services.

Fee Waiver and Expense Reimbursements - Pursuant to a contractual expense limitation agreement, effective November 1, 2010 and restated on November 1, 2011, JNAM agreed to waive fees and reimburse expenses of the JNL Money Market Fund to the extent necessary to limit operating expenses of the Fund (excluding transaction costs, interest, taxes and dividend, and extraordinary expenses) to an annual rate as a percentage of average daily net assets equal to or less than the Fund’s net investment income for the year.  JNAM may also voluntarily waive certain fees and reimburse expenses of the Fund.  In addition, when the Fund receives income sufficient to pay a dividend, under the contractual expense limitation agreement JNAM may recapture previously waived fees and reimbursed expenses from the Fund for a period of three years following the reimbursement period.  During the period ended June 30, 2016, there were no fees waived and there were no previously waived fees available for recapture.

Distribution Fees - JNL/PPM America Low Duration Bond Fund has adopted a Distribution Plan (the “Plan”) pursuant to the provisions of Rule 12b-1 under the 1940 Act.  Pursuant to the Plan, the Fund will pay a distribution and/or service fee (“Rule 12b-1 fee”) to Jackson National Life Distributors LLC (“JNLD”), an affiliate of the Adviser, for the purpose of reimbursement of certain distribution, administrative, or related service expenses from the sale and distribution of the Fund’s Class A shares.  To the extent consistent with existing law and the Plan, JNLD may use the Rule 12b-1 fees to reimburse or compensate broker-dealers, administrators or others for providing distribution, administrative or other services.  Under the Plan, the Fund accrues the Rule 12b-1 fee daily, at the maximum annual rate of 0.20% of the average daily net assets attributable to Class A shares, and pays the fee monthly to JNLD.  JNLD also is the principal underwriter of the variable annuity insurance products issued by Jackson and its subsidiaries.  Amounts charged pursuant to the Plan are reflected as 12b-1 fees (Class A) in the Fund’s Statement of Operations.  Institutional Class shares of JNL Money Market Fund have no Rule 12b-1 Fees.

Deferred Compensation Plan - Effective January 1, 2007, the Funds adopted a Deferred Compensation Plan whereby a disinterested Trustee may defer the receipt of all or a portion of their compensation.  These deferred amounts, which remain as liabilities of the Funds, are treated as if invested and reinvested in shares of one or more funds at the discretion of the applicable Trustees.  These amounts represent general, unsecured liabilities of the Funds and vary according to the total returns of the selected funds.  Liabilities related to deferred balances are included in payable for Trustees fees in the Statements of Assets and Liabilities.  Increases or decreases related to the changes in value of deferred balances are included in Trustees fees set forth in the Statements of Operations.

Investments in Affiliates - During the period ended June 30, 2016, JNL/PPM America Low Duration Bond Fund invested in a money market fund which is managed by the Adviser.  The JNL Money Market Fund is offered as a cash management tool to the Funds and their affiliates and is not available for direct purchase by members of the public.  The total value and cost of such affiliated investments is disclosed separately in the Statement of Assets and Liabilities, and the associated income and realized gain (loss) are disclosed separately in the Statement of Operations.

JNL/PPM America Low Duration Bond Fund’s investment in JNL Money Market Fund was $11,496,043 on June 30, 2016, and $19,694,333 on December 31, 2015.  During the period ended June 30, 2016, dividend income received from this investment was $18,148 and there was no realized gain or loss relating to transactions in this investment.

NOTE 8.  BORROWING ARRANGEMENTS

The Trust is party to a Syndicated Credit Agreement (“SCA”) with a group of lenders.  The Funds participate in the SCA with other funds managed by JNAM in a credit facility which is available solely to finance shareholder redemptions or for other temporary or emergency purposes.  Effective June 3, 2016, the Funds may borrow up to the lesser of $600,000,000, the amount available under the facility; the limits set for borrowing by the Funds’ prospectuses and the 1940 Act; or an amount prescribed within the SCA.  Prior to June 3, 2016, the amount available under the facility was $450,000,000.  The Funds paid an up-front fee of $45,000 on June 3, 2016 for the increase in the SCA.  Effective June 3, 2016, JNL/PPM America Floating Rate Income Fund, a participating fund managed by JNAM, has priority to utilize $150,000,000 of the SCA under an InterFund Allocation Agreement.  The Funds pay an annual fee of 0.15% of the available commitments.  These fees are allocated 25% to the JNL/PPM America Floating Rate Income Fund, in accordance with the InterFund Allocation Agreement, and 75% to the other participating funds based on each fund’s net assets as a percentage of the participating funds’ total net assets.  Prior to June 3, 2016, the Funds paid an annual fee of 0.10% of the available commitments which was allocated to the participating Funds based on each Fund’s net assets as a percentage of the participating funds’ total net assets.  During the period, the participating funds paid an annual administration fee to JPMorgan Chase Bank, N.A. which is allocated in the same manner as the commitment fee.  The fees related to the SCA are included in other expenses in each Fund’s Statement of Operations.  No amounts were borrowed under the facility during the period.

Pursuant to an Exemptive Order issued by the SEC, the Funds along with certain other funds advised by JNAM may participate in an InterFund Lending Program (“Program”).  The Program provides an alternative credit facility allowing a Fund to borrow from, or lend money to, other participating affiliated funds.  Any open loans at period end are included in Receivable for interfund lending or Payable for interfund lending, as appropriate, in the respective Fund’s Statement of Assets and Liabilities.  No amounts were borrowed through the Program during the period.

JNL Investors Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2016

NOTE 9.  INCOME TAX MATTERS

Each Fund is a separate taxpayer for federal income tax purposes.  Each Fund intends to qualify as a regulated investment company (“RIC”) and to distribute substantially all net investment income and net capital gains, if any, to its shareholders and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to RICs.  Therefore, no federal income tax provision is required.  Under current tax law, interest, dividends and capital gains paid by the Funds are not currently taxable to shareholders when left to accumulate within a variable annuity contract or variable life insurance policies.

The following information is presented on an income tax basis.  Differences between amounts for financial statements and federal income tax purposes are primarily due to timing and character differences in recognizing certain gains and losses on investment transactions.  Permanent differences between financial statement and federal income tax reporting are reclassified within the capital accounts based on their federal income tax treatment.  Temporary differences do not require reclassification.  Permanent differences may include but are not limited to the following: expired capital loss carryforwards, paydown reclassifications, non-deductible offering costs and distribution adjustments.  These reclassifications have no impact on net assets.

At December 31, 2015, the Fund’s last fiscal year end, the following Fund had net capital loss carryforwards (in thousands) available for U.S. federal income tax purposes to offset future net realized capital gains.  Details of the capital loss carryforwards are listed in the table below.

	No Expirations
	Short Term	Long Term	Total
JNL/PPM America Low Duration Bond Fund	$41,198	$675,636	$716,834

At December 31, 2015, the Funds’ last fiscal year end, the Funds did not elect to defer capital, currency and/or passive foreign investment company mark-to-market losses realized after October 31, 2015 (“Post-October losses”).

As of June 30, 2016, the cost of investments and the components of net unrealized appreciation/(depreciation) were as follows:

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
JNL/PPM America Low Duration Bond Fund	$757,520,226	$5,727,829	$(1,270,693)	$4,457,136
JNL Money Market Fund	2,656,898,808	3,008	(3,008)	—

The tax character of distributions paid during the Funds’ fiscal year ended December 31, 2015 was as follows:

	Net Ordinary Income*	Long-term Capital Gain	Return of Capital
JNL/PPM America Low Duration Bond Fund	$7,075,746	$—	$91,942
JNL Money Market Fund	1,431,376	152	—

*   Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

FASB ASC Topic 740 “Income Taxes” provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FASB ASC Topic 740 requires the evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the “more-likely-than-not” threshold would result in the Funds recording a tax expense in the current year.  FASB ASC Topic 740 requires that management evaluate the tax positions taken in returns for 2012, 2013, 2014 and 2015, which remain subject to examination by the Internal Revenue Service and certain other jurisdictions.  Management completed an evaluation of the Funds’ tax positions and based on that evaluation, determined that no provision for federal income tax was required in the Funds’ financial statements during the period ended June 30, 2016.

NOTE 10.  SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements are issued, and has concluded there are no events that require adjustments to the financial statements or disclosure in the notes.

JNL Investors Series Trust (Unaudited)

Additional Disclosures

June 30, 2016

Disclosure of Fund Expenses.  Shareholders incur ongoing costs, which include costs for portfolio management, administrative services, Rule 12b-1 fees and other operating expenses.  Operating expenses such as these are deducted from each Fund’s gross income and directly reduce the final investment return.  These expenses are expressed as a percentage of the Fund’s average net assets; this percentage is known as the Fund’s expense ratio.  The examples below use the expense ratio and are intended to help the investor understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

Expenses Using Actual Fund Return.  This section provides information about the actual account values and actual expenses incurred by each Fund.  Use the information in this section, together with the amount invested, to estimate the expenses paid over the period.  Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses paid during this period.

Expenses Using Hypothetical 5% Return.  This section provides information that can be used to compare each Fund’s costs with those of other mutual funds.  It assumes that the Fund’s expense ratio for the period is unchanged and assumes an annual 5% return before expenses, which is not the Fund’s actual return.  This example is useful in making comparisons because the SEC requires all mutual funds to make the 5% calculation.

	Expenses Using Actual Fund Return				Expenses Using Hypothetical 5% Return
	Beginning Account Value 1/01/2016	Ending Account Value 6/30/2016	Annualized Expense Ratios	Expenses Paid During Period†	Beginning Account Value 1/01/2016	Ending Account Value 6/30/2016	Annualized Expense Ratios	Expenses Paid During Period†
JNL/PPM America Low Duration Bond Fund
Class A	$1,000.00	$1,017.10	0.74%	$3.71	$1,000.00	$1,021.18	0.74%	$3.72
JNL Money Market Fund
Institutional Class	1,000.00	1,001.40	0.19	0.95	1,000.00	1,023.92	0.19	0.96

† Expenses paid by each Fund during the period are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, then multiplied by 182/366 (to reflect the most recent 6-month period).

Quarterly Portfolio Holdings.  The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov.  The Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.  It is also available upon request from the registrant by calling the Funds toll-free at 1-866-255-1935.

Proxy Voting Policies and Procedures and Proxy Voting Record.  A description of the Policy of the Funds’ Adviser (and sub-advisers) used to vote proxies relating to the portfolio securities and information on how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2016, are available (1) without charge, upon request by calling 1-800-392-2909; (2) on Jackson National Life Insurance Company’s or Jackson National Life Insurance Company of New York’s website at www.jackson.com; and (3) on the SEC’s website at www.sec.gov.

TRUSTEES OF JNL INVESTORS SERIES TRUST (“TRUST”)

The following persons, who are independent Trustees of the Trust, received from the Trust the compensation amounts indicated for the services as such for the 6-month period ended June 30, 2016:

TRUSTEE	AGGREGATE COMPENSATION FROM THE TRUST(1)	PENSION OR RETIREMENT BENEFITS ACCRUED AS PART OF TRUST EXPENSES	ESTIMATED ANNUAL BENEFITS UPON RETIREMENT	TOTAL COMPENSATION FROM THE TRUST AND FUND COMPLEX (1)
Michael Bouchard	$2,961	$0	$0	$134,000	(3)
Ellen Carnahan	$2,950	$0	$0	$133,500	(4)
William J. Crowley, Jr. (2)	$3,591	$0	$0	$162,500	(5)
Michelle Engler	$2,840	$0	$0	$128,500
John Gillespie	$2,762	$0	$0	$125,000	(6)
Richard McLellan	$2,735	$0	$0	$123,750
William R. Rybak	$3,116	$0	$0	$141,000
Edward Wood	$2,950	$0	$0	$133,500	(7)
Patricia Woodworth	$2,762	$0	$0	$125,000	(8)

(1)

The fees paid to the independent Trustees are paid for combined service on the Boards of the Trust, JNL Series Trust, JNL Variable Fund LLC, and JNL Strategic Income Fund LLC (the “Fund Complex”). The fees are allocated to the Fund Complex and affiliated investment companies on a pro-rata basis based on net assets. The total fees to all the independent Trustees are $1,206,750.

(2)	Mr. Crowley is an ex-officio member of the Governance Committee and the Audit Committee. Therefore, he does not receive any compensation as a member of the Governance Committee or Audit Committee.
(3)	Amount includes $13,400 deferred by Mr. Bouchard.
(4)	Amount includes $66,750 deferred by Ms. Carnahan.
(5)	Amount includes $125,125 deferred by Mr. Crowley.
(6)	Amount includes $62,500 deferred by Mr. Gillespie.
(7)	Amount includes $33,375 deferred by Mr. Wood.
(8)	Amount includes $61,250 deferred by Ms. Woodworth.

The Statement of Additional Information includes additional information about Fund Trustees and may be obtained at no charge by calling 1-800-873-5654 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), by writing JNL Investors Series Trust, P.O. Box 30314, Lansing, Michigan 48951 or by visiting www.jackson.com.

RESULTS OF SPECIAL MEETING OF SHAREHOLDERS

On November 6, 2015, a special meeting (“Meeting”) of shareholders of the JNL Money Market Fund was held at the offices of Jackson National Life Insurance Company, 1 Corporate Way, Lansing, Michigan 48951.  The Meeting was held for the following purpose (and with the following results):

1.              To approve certain fundamental policy and investment strategy changes, adopted by the Trust’s Board of Trustees, for the JNL Money Market Fund, a series of the Trust.

FUND NAME	FOR	AGAINST	ABSTAIN	TOTAL
JNL Money Market Fund	3,053,842,087.850	0.000	0.000	3,053,842,087.850

JNL Investor Series Trust One Corporate Way Lansing, MI 48951	PRSRT STD U.S. POSTAGE PAID JACKSON NATIONAL ASSET MANAGEMENT L.L.C.

CMV8375 06/16

Item 2. Code of Ethics.

Not applicable to the semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to the semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to the semi-annual filing.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments

(a)           Included as a part of the report to shareholders filed under Item 1.

(b)                                 Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

No material changes have been made.

Item 11. Controls and Procedures.

(a)                                 The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized, and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this report on Form N-CSR, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting.  There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this report on Form N-CSR.

Item 12. Exhibits

(a)	(1) Not applicable to the semi-annual filing.
(2) The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.
(3) Not applicable.

(b)	The certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Investors Series Trust

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	September 2, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	September 2, 2016

By:	/s/ Gerard A.M. Oprins
Gerard A.M. Oprins
Principal Financial Officer

Date:	September 2, 2016

EXHIBIT LIST

Exhibit 12(a)(2)	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 12(b)	Certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended.